Pay vs Performance Disclosure - USD ($)	6 Months Ended	12 Months Ended					18 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of the Company. You should refer to “Compensation Discussion and Analysis” for a complete description of how executive compensation relates to Company performance and how the Talent and Compensation Committee makes its decisions.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Gantt ($)(1)	Summary Compensation Table Total for Freeman ($)(1)	Compensation Actually Paid to Gantt ($)(2)	Compensation Actually Paid to Freeman ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(5)	Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(7)	Net Income (in thousands) ($)	Pre-Tax Income (in thousands) ($)(8)
2024	—	12,622,664	—	11,335,630	5,552,588	4,921,341	285	157	1,186,073	1,557,597
2023	11,296,746	9,496,611	7,675,675	10,515,744	4,994,889	5,671,123	325	154	1,239,502	1,647,776
2022	12,828,375	—	10,494,358	—	6,184,287	4,864,545	227	128	1,377,159	1,841,349
2021	10,577,833	—	16,385,495	—	5,983,437	9,749,517	285	155	1,034,375	1,388,423
2020	7,987,957	—	9,878,641	—	5,260,421	6,660,167	155	131	672,682	901,364

		Mr. Freeman has served as our Chief Executive Officer since July 1, 2023.
Company Selected Measure Name		Pre-Tax Income
Named Executive Officers, Footnote
(4)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Gantt for 2020, 2021, 2022 and through June 30, 2023, and Mr. Freeman since July 1, 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Gantt for 2020, 2021, 2022 and through June 30, 2023, and Mr. Freeman since July 1, 2023) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024 and 2023, Messrs. Satterfield, Plemmons, Overbey and Parr; (ii) for 2022 and 2021, Mr. David S. Congdon and Messrs. Satterfield, Freeman and Plemmons; and (iii) for 2020, Mr. Earl E. Congdon, Mr. David S. Congdon and Messrs. Satterfield and Freeman.

Peer Group Issuers, Footnote
(7)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose was the Dow Jones Transportation Average (“DJTA”) for 2024, 2023, 2022 and 2021, and the Nasdaq Industrial Transportation Index for 2020 (prior to the Company being added to the DJTA in December 2021).

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Gantt, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gantt during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to Mr. Gantt’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Gantt ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to Gantt ($)
2024	—	—	—	—
2023	11,296,746	(5,927,559)	2,306,488	7,675,675
2022	12,828,375	(2,578,625)	244,608	10,494,358
2021	10,577,833	(1,975,247)	7,782,909	16,385,495
2020	7,987,957	(1,608,515)	3,499,199	9,878,641

(3)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Freeman, as computed in accordance with Item 402(v) for his service as CEO during 2023 and 2024. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Freeman during his service as CEO in 2023 and 2024. In accordance with the requirements of Item 402(v), the following adjustments were made to Mr. Freeman’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Freeman ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to Freeman ($)
2024	12,622,664	(2,251,915)	964,881	11,335,630
2023	9,496,611	(1,113,075)	2,132,208	10,515,744

Non-PEO NEO Average Total Compensation Amount		$ 5,552,588	$ 4,994,889	$ 6,184,287	$ 5,983,437	$ 5,260,421
Non-PEO NEO Average Compensation Actually Paid Amount		$ 4,921,341	5,671,123	4,864,545	9,749,517	6,660,167
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	5,552,588	(1,189,851)	558,604	4,921,341
2023	4,994,889	(789,283)	1,465,517	5,671,123
2022	6,184,287	(1,012,865)	(306,877)	4,864,545
2021	5,983,437	(1,237,056)	5,003,136	9,749,517
2020	5,260,421	(1,181,548)	2,581,294	6,660,167

Equity Valuation Assumption Difference, Footnote	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)		Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)		Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	—		—	—		—	—		—	—
2023	181,993	(i)	—	4,066,217	(ii)	708,783	(2,650,505)	(iii)	—	2,306,488
2022	2,344,590		(1,459,624)	—		(648,995)	—		8,637	244,608
2021	4,121,370		3,520,877	—		134,605	—		6,057	7,782,909
2020	2,129,804		1,234,369	—		130,549	—		4,476	3,499,199

(i)
The amount reflects a pro rata RSA grant of 898 shares received by Mr. Gantt for his service as a non-employee director beginning July 1, 2023 (following his retirement as our President and Chief Executive Officer effective June 30, 2023).
(ii)
This amount reflects the accelerated vesting on June 23, 2023, of an aggregate of 24,898 shares subject to Mr. Gantt’s outstanding unvested RSAs and outstanding earned and unvested PBRSUs in connection with his retirement from the Company as discussed above.
(iii)
This amount reflects 18,680 shares of outstanding unvested RSAs and outstanding earned and unvested PBRSUs granted in 2021 and 2022 that were forfeited in 2023 due to the accelerated vesting of these shares on June 23, 2023, in connection with Mr. Gantt’s retirement from the Company as discussed above.
(b)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	970,200	(166,447)	—	161,128	—	—	964,881
2023	826,873	790,440	—	514,895	—	—	2,132,208

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s performance are as follows:

Most Important Financial Performance Measures
Pre-Tax Income
Annual Pre-Tax Income Growth
Operating Ratio

Total Shareholder Return Amount		$ 285	325	227	285	155
Peer Group Total Shareholder Return Amount		157	154	128	155	131
Net Income (Loss)		$ 1,186,073	$ 1,239,502	$ 1,377,159	$ 1,034,375	$ 672,682
Company Selected Measure Amount		1,557,597	1,647,776	1,841,349	1,388,423	901,364
PEO Name	Mr. Gantt			Mr. Gantt	Mr. Gantt	Mr. Gantt	Mr. Freeman
Additional 402(v) Disclosure
(5)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Gantt for 2020, 2021, 2022 and through June 30, 2023, and Mr. Freeman since July 1, 2023), as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Gantt for 2020, 2021, 2022 and through June 30, 2023, and Mr. Freeman since July 1, 2023) during the applicable year. The names of each of the named executive officers (excluding Mr. Gantt for 2020, 2021, 2022 and through June 30, 2023, and Mr. Freeman since July 1, 2023) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024 and 2023, Messrs. Satterfield, Plemmons, Overbey and Parr; (ii) for 2022 and 2021, Mr. David S. Congdon and Messrs. Satterfield, Freeman and Plemmons; and (iii) for 2020, Mr. Earl E. Congdon, Mr. David S. Congdon and Messrs. Satterfield and Freeman. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Gantt for 2020, 2021, 2022 and through June 30, 2023, and Mr. Freeman since July 1, 2023) for each year to determine the compensation actually paid, using the same methodology described in footnote 2 above:

Measure:: 1
Pay vs Performance Disclosure
Name		Pre-Tax Income
Measure:: 2
Pay vs Performance Disclosure
Name		Annual Pre-Tax Income Growth
Measure:: 3
Pay vs Performance Disclosure
Name		Operating Ratio
Gantt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0	$ 11,296,746	$ 12,828,375	$ 10,577,833	$ 7,987,957
PEO Actually Paid Compensation Amount		0	7,675,675	10,494,358	16,385,495	9,878,641
Freeman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		12,622,664	9,496,611
PEO Actually Paid Compensation Amount		11,335,630	10,515,744
PEO | Gantt [Member]
Pay vs Performance Disclosure
Adjustment Value of Equity Awards		0	(5,927,559)	(2,578,625)	(1,975,247)	(1,608,515)
Adjustment Equity Awards		0	2,306,488	244,608	7,782,909	3,499,199
PEO | Gantt [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment Equity Awards		0	181,993	2,344,590	4,121,370	2,129,804
PEO | Gantt [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0	(1,459,624)	3,520,877	1,234,369
PEO | Gantt [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment Equity Awards		0	4,066,217	0	0	0
PEO | Gantt [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment Equity Awards		0	708,783	(648,995)	134,605	130,549
PEO | Gantt [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment Equity Awards		(0)	(2,650,505)	0	0	0
PEO | Gantt [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0	8,637	6,057	4,476
PEO | Freeman [Member]
Pay vs Performance Disclosure
Adjustment Value of Equity Awards		(2,251,915)	(1,113,075)
Adjustment Equity Awards		964,881	2,132,208
PEO | Freeman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment Equity Awards		970,200	826,873
PEO | Freeman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment Equity Awards		(166,447)	790,440
PEO | Freeman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0
PEO | Freeman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment Equity Awards		161,128	514,895
PEO | Freeman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0
PEO | Freeman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment Value of Equity Awards		(1,189,851)	(789,283)	(1,012,865)	(1,237,056)	(1,181,548)
Adjustment Equity Awards		558,604	1,465,517	(306,877)	5,003,136	2,581,294
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment Equity Awards		572,595	667,680	920,299	2,559,819	1,564,465
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment Equity Awards		(115,510)	478,724	(788,746)	2,344,205	913,007
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment Equity Awards		101,519	319,113	(444,787)	94,849	100,333
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment Equity Awards		0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment Equity Awards		$ 0	$ 0	$ 6,357	$ 4,264	$ 3,490